Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	1,000,000,000	500,000,000
Common Stock, Shares, Issued	812,799,962	227,001,268
Series A Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	100	100
Preferred stock, shares issued	100	100
Series C Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	1,204,426	1,204,426
Series D Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred stock, shares authorized	4,000,000	1,000,000
Preferred stock, shares issued	211,344	211,344
Series E Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001
Preferred stock, shares authorized	75,000
Preferred stock, shares issued	28,000
Series F Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001
Preferred stock, shares authorized	75,000
Preferred stock, shares issued	15,000